BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Textual (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Closing foreign exchange rate	3,277.14	3,249.75	2,984.00
Minimum
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in associate	20.00%